UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number             811-22216

                GAMCO Natural Resources, Gold & Income Trust by Gabelli

(Exact name of registrant as specified in charter)

One Corporate Center

                         Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                         Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:   1-800-422-3554

Date of fiscal year end:   December 31

Date of reporting period:   June 30, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

GAMCO Natural Resources, Gold & Income Trust by Gabelli

Semiannual Report — June 30, 2013

Portfolio Management Team

To Our Shareholders,

For the six months ended June 30, 2013, the net asset value (“NAV”) total return of the GAMCO Natural Resources, Gold & Income Trust by Gabelli (the “Fund”) was (16.2%), compared with total returns of 2.3% and (52.8%) for the Chicago Board Options Exchange (“CBOE”) Standard & Poor’s (“S&P”) 500 Buy/Write Index and the Philadelphia Gold & Silver Index, respectively. The total return for the Fund’s publicly traded shares was (18.7)%. The Fund’s NAV per share was $10.98, while the price of the publicly traded shares closed at $10.45 on the New York Stock Exchange (“NYSE”). See below for additional performance information.

Enclosed are the schedule of investments and financial statements as of June 30, 2013.

Comparative Results

Average Annual Returns through June 30, 2013 (a) (Unaudited)			Since
	Year to Date	1 Year	Inception (01/27/11)
GAMCO Natural Resources, Gold & Income Trust by Gabelli
NAV Total Return (b)	(16.21)%	(10.26)%	(11.66)%
Investment Total Return (c)	(18.69)	(19.53)	(15.00)
CBOE S&P 500 Buy/Write Index	2.25	5.29	6.11	(d)
Philadelphia Gold & Silver Index	(52.80)	(42.78)	(28.08	)(d)
Dow Jones U.S. Basic Materials Index	1.06	6.42	(3.17	)(d)
S&P Global Agribusiness Equity Index	2.26	11.91	0.49

(a)

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The CBOE S&P 500 Buy/Write Index is an unmanaged index designed to reflect the return on a portfolio that consists of a long position in the stocks in the S&P 500 Index and a short position in a S&P 500 (SPX) call option. The Philadelphia Gold & Silver Index is an unmanaged indicator of stock market performance of large North American gold and silver companies. The Dow Jones U.S. Basic Materials Index measures the performance of the basic materials sector of the U.S. equity market. The S&P Global Agribusiness Equity Index is designed to provide exposure to twenty-four of the largest publicly traded agribusiness companies, comprised of a mix of Producers, Distributors & Processors, and Equipment & Materials Suppliers companies. Dividends are considered reinvested. You cannot invest directly in an index.

(b)

Total returns and average annual returns reflect changes in the NAV per share and reinvestment of distributions at NAV on the ex-dividend date and are net of expenses. Since inception return is based on an initial NAV of $19.06.

(c)	Total returns and average returns reflect changes in closing market values on the NYSE and reinvestment of distributions. Since inception return is based on an initial offering price of $20.00.
(d)	From January 31, 2011, the date closest to the Fund’s inception for which data is available.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of total investments as of June 30, 2013:

GAMCO Natural Resources, Gold & Income Trust by Gabelli

Long Positions

Energy and Energy Services	36.5%
Metals and Mining	33.6%
Specialty Chemicals	19.0%
Machinery	5.6%
Agriculture	4.1%
Food and Beverage	1.2%

100.0%

Short Positions

Call Options Written	(3.1)%

(3.1)%

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554).The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

Shareholder Meeting – May 13, 2013 – Final Results

The Fund’s Annual Meeting of Shareholders was held on May 13, 2013 at the Greenwich Library in Greenwich, Connecticut. At that meeting, the shareholders elected James P. Conn, Vincent D. Enright, and Kuni Nakamura as Trustees of the Fund. A total of 17,853,001 votes, 17,865,224 votes, and 17,971,942 votes were cast in favor of these Trustees and a total of 725,788 votes, 713,565 votes, and 606,848 votes were withheld for these Trustees, respectively.

Anthony J. Colavita, Mario d’Urso, Frank J. Fahrenkopf, Jr., William F. Heitmann, Michael J. Melarkey, Anthonie C. van Ekris, and Salvatore J. Zizza continue to serve in their capacities as Trustees of the Fund.

We thank you for your participation and appreciate your continued support.

GAMCO Natural Resources, Gold & Income Trust by Gabelli

Schedule of Investments — June 30, 2013 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 100.0%
	Agriculture — 4.1%
45,000	Bunge Ltd.(a)	$3,268,043	$3,184,650
52,000	Monsanto Co.	5,317,468	5,137,600
16,000	Syngenta AG, ADR	1,260,160	1,245,760

		9,845,671	9,568,010

	Energy and Energy Services — 36.5%
79,000	Anadarko Petroleum Corp.(a)	6,694,590	6,788,470
53,600	Apache Corp.(a)	4,997,342	4,493,288
75,000	Arch Coal Inc.	1,991,685	283,500
30,000	Baker Hughes Inc.(a)	1,461,000	1,383,900
135,000	BG Group plc	3,099,840	2,296,610
50,000	BP plc, ADR(a)	2,067,400	2,087,000
60,000	Cameron International Corp.†	3,752,150	3,669,600
60,000	Chesapeake Energy Corp.	1,226,766	1,222,800
50,000	Cobalt International Energy Inc.†	1,347,225	1,328,500
17,000	Concho Resources Inc.†	1,533,822	1,423,240
35,000	CONSOL Energy Inc.(a)	1,761,130	948,500
50,000	Devon Energy Corp.(a)	3,204,730	2,594,000
25,000	EOG Resources Inc.	3,111,750	3,292,000
237,900	Glencore Xstrata plc	1,790,027	984,737
150,000	Halliburton Co.(a)	5,965,016	6,258,000
150,000	LDK Solar Co. Ltd., ADR†	1,759,695	193,500
150,000	Nabors Industries Ltd.(a)	2,574,120	2,296,500
80,000	National Oilwell Varco Inc.(a)	5,790,468	5,512,000
96,000	Noble Corp.	3,551,495	3,607,680
10,000	Noble Energy Inc.(a)	556,850	600,400
32,400	Occidental Petroleum Corp.	3,078,730	2,891,052
70,000	Petroleo Brasileiro SA, ADR	1,470,254	939,400
170,000	ReneSola Ltd., ADR†(a)	1,849,498	363,800
62,500	Schlumberger Ltd.(a)	4,990,615	4,478,750
194,700	Suncor Energy Inc.(a)	8,708,124	5,741,703
28,000	Technip SA	3,082,970	2,843,152
80,000	The Williams Companies Inc.	2,825,256	2,597,600
143,000	Total SA, ADR(a)	8,493,286	6,964,100
25,000	Transocean Ltd.	1,982,750	1,198,750
130,000	Trina Solar Ltd., ADR†	3,954,177	774,800
65,000	Tullow Oil plc	1,454,029	989,612
30,000	Valero Energy Corp.	1,219,152	1,043,100
270,000	Weatherford International Ltd.†(a)	5,759,784	3,699,000

		107,105,726	85,789,044

	Food and Beverage — 1.2%
45,000	Ingredion Inc.	3,098,869	2,952,900

	Machinery — 5.6%
120,000	CNH Global NV(a)	5,723,200	4,999,200
45,000	Deere & Co.(a)	3,918,728	3,656,250
80,000	Joy Global Inc.(a)	6,885,940	3,882,400
10,000	Kubota Corp.	787,970	727,900

		17,315,838	13,265,750

Shares		Cost	Market Value
	Metals and Mining — 33.6%
210,300	Agnico Eagle Mines Ltd.(a)	$9,692,568	$5,791,662
300,000	Alderon Iron Ore Corp.†	1,222,321	285,253
134,000	Alpha Natural Resources Inc.†(a)	7,180,900	702,160
200,000	AngloGold Ashanti Ltd., ADR(a)	9,370,970	2,860,000
135,000	Antofagasta plc	2,965,230	1,632,369
130,000	ArcelorMittal(a)	3,477,057	1,456,000
230,000	Barrick Gold Corp.(a)	10,966,283	3,620,200
40,000	BHP Billiton Ltd., ADR(a)	3,119,384	2,306,400
300,000	Duluth Metals Ltd.†	879,876	393,648
550,000	Eldorado Gold Corp.	6,290,755	3,404,488
72,300	Franco-Nevada Corp.	2,911,687	2,588,281
153,000	Freeport-McMoRan Copper & Gold Inc.(a)	8,159,025	4,224,330
263,000	Globe Specialty Metals Inc.(a)	5,790,428	2,858,810
630,000	Gold Fields Ltd., ADR	8,776,732	3,307,500
242,500	Goldcorp Inc.(a)	10,007,084	5,997,025
353,100	Harmony Gold Mining Co. Ltd., ADR(a)	4,114,480	1,345,311
397,551	Hochschild Mining plc	3,459,070	939,035
770,000	Kinross Gold Corp.(a)	12,880,699	3,927,000
100,000	Kirkland Lake Gold Inc.†	862,300	420,272
900,000	Lundin Mining Corp.†	6,606,974	3,423,029
100,000	MAG Silver Corp.†	982,561	584,768
235,000	Newcrest Mining Ltd.	9,095,713	2,225,450
122,500	Newmont Mining Corp.(a)	6,268,360	3,668,875
58,000	Peabody Energy Corp.	3,610,146	849,120
600,000	Perseus Mining Ltd.†	1,878,228	238,698
88,500	Randgold Resources Ltd., ADR(a)	10,638,060	5,668,425
62,500	Rio Tinto plc, ADR(a)	3,721,827	2,567,500
750,000	Romarco Minerals Inc.†	846,418	335,172
45,000	Royal Gold Inc.	3,529,652	1,893,600
1,500,000	Saracen Mineral Holdings Ltd.†	766,222	157,760
135,000	Silver Lake Resources Ltd.†	461,502	73,462
30,000	Tahoe Resources Inc.†	537,572	425,312
20,000	Teck Resources Ltd., Cl. B	1,099,888	427,400
670,000	USEC Inc.†	3,006,558	196,444
180,000	Vale SA, ADR(a)	6,138,950	2,367,000
50,000	Vedanta Resources plc	1,901,612	775,689
525,000	Yamana Gold Inc.(a)	8,967,760	4,992,750

		182,184,852	78,930,198

	Specialty Chemicals — 19.0%
65,000	Agrium Inc.(a)	6,090,857	5,652,400
38,050	Air Liquide SA	4,736,372	4,698,674
22,500	CF Industries Holdings Inc.	4,755,634	3,858,750
54,500	E. I. du Pont de Nemours and Co.(a)	2,786,509	2,861,250
62,300	FMC Corp.(a)	3,356,588	3,804,038
150,000	Intrepid Potash Inc.	4,178,960	2,857,500

See accompanying notes to financial statements.

GAMCO Natural Resources, Gold & Income Trust by Gabelli

Schedule of Investments (Continued) — June 30, 2013 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Specialty Chemicals (Continued)
190,000	Potash Corp. of Saskatchewan Inc.(a)	$10,257,118	$7,244,700
18,000	Praxair Inc.(a)	1,845,957	2,072,880
20,000	Rockwood Holdings Inc.	1,346,200	1,280,600
134,600	The Dow Chemical Co.(a)	4,760,666	4,330,082
111,000	The Mosaic Co.(a)	8,241,572	5,972,910

		52,356,433	44,633,784

	TOTAL COMMON STOCKS	371,907,389	235,139,686

	WARRANTS — 0.0%
	Metals and Mining — 0.0%
20,000	Duluth Metals Ltd., expire 07/31/13†(b)(c)	0	0

TOTAL INVESTMENTS — 100.0%		$371,907,389	235,139,686

CALL OPTIONS WRITTEN (Premiums received $11,946,849)			(7,275,876)

Other Assets and Liabilities (Net)			2,551,579

NET ASSETS — COMMON STOCK (20,993,457 common shares outstanding)			$230,415,389

NET ASSET VALUE PER COMMON SHARE ($230,415,389 ÷ 20,993,457 shares outstanding)			$10.98

Number of Contracts		Expiration Date/ Exercise Price	Market Value
	OPTIONS CONTRACTS WRITTEN (d) — (3.1)%
	Call Options Written — (3.1)%
350	Agnico Eagle Mines Ltd.	Aug. 13/50	$1,050
500	Agnico Eagle Mines Ltd.	Nov. 13/30	116,250
900	Agnico Eagle Mines Ltd.	Nov. 13/35	90,000
700	Agnico Eagle Mines Ltd.	Nov. 13/37.50	49,700
150	Agrium Inc.	Jul. 13/115	750
100	Agrium Inc.	Oct. 13/90	33,000
100	Agrium Inc.	Oct. 13/92.50	25,000
300	Agrium Inc.	Oct. 13/95	54,000
300	Air Liquide SA(e)	Dec. 13/96	178,846
800	Alpha Natural Resources Inc.	Sep. 13/10	1,600
400	Anadarko Petroleum Corp.	Aug. 13/85	182,000
290	Anadarko Petroleum Corp.	Aug. 13/87.50	96,570
100	Anadarko Petroleum Corp.	Nov. 13/87.50	57,750
2,000	AngloGold Ashanti Ltd., ADR	Oct. 13/14	300,000
134	Apache Corp.	Jul. 13/87.50	6,834
201	Apache Corp.	Oct. 13/85	85,425

Number of Contracts		Expiration Date/ Exercise Price	Market Value
201	Apache Corp.	Oct. 13/90	$45,124
750	Arch Coal Inc.	Jul. 13/6	2,250
300	Baker Hughes Inc.	Jul. 13/46	48,000
1,525	Barrick Gold Corp.	Oct. 13/23	42,700
775	Barrick Gold Corp.	Oct. 13/25	13,950
135	BG Group plc(f)	Sep. 13/1150	72,892
400	BHP Billiton Ltd., ADR	Aug. 13/77.50	1,600
500	BP plc, ADR	Oct. 13/41	115,000
100	Bunge Ltd.	Jul. 13/75	1,500
150	Bunge Ltd.	Jul. 13/77.50	1,350
200	Bunge Ltd.	Oct. 13/72.50	51,000
150	Cameron International Corp.	Aug. 13/65	23,250
200	Cameron International Corp.	Nov. 13/62.50	84,000
250	Cameron International Corp.	Nov. 13/65	77,500
150	CF Industries Holdings Inc.	Aug. 13/215	2,550
75	CF Industries Holdings Inc.	Nov. 13/200	25,875
600	Chesapeake Energy Corp.	Oct. 13/21	76,500
1,200	CNH Global NV	Dec. 13/45	228,000
500	Cobalt International Energy Inc.	Oct. 13/27.50	121,250
170	Concho Resources Inc.	Sep. 13/95	26,775
350	CONSOL Energy Inc.	Oct. 13/35	10,675
450	Deere & Co.	Sep. 13/87.50	50,400
250	Devon Energy Corp.	Jul. 13/57.50	2,000
250	Devon Energy Corp.	Jul. 13/62.50	875
5	E. I. du Pont de Nemours and Co.	Jul. 13/49	1,837
540	E. I. du Pont de Nemours and Co.	Oct. 13/49	237,600
3,000	Eldorado Gold Corp.(g)	Nov. 13/8	116,954
2,500	Eldorado Gold Corp.(g)	Jan. 14/8	137,872
100	EOG Resources Inc.	Jul. 13/125	79,500
150	EOG Resources Inc.	Jul. 13/130	74,250
623	FMC Corp.	Jul. 13/60	152,635
723	Franco-Nevada Corp.(g)	Oct. 13/40	109,993
1,071	Freeport-McMoRan Copper & Gold Inc.	Aug. 13/36	4,284
159	Freeport-McMoRan Copper & Gold Inc.	Aug. 13/37	398
234	Glencore Xstrata plc(f)	Sep. 13/340	7,563
2,630	Globe Specialty Metals Inc.	Dec. 13/12.50	111,775
6,300	Gold Fields Ltd., ADR	Nov. 13/6	127,071
400	Goldcorp Inc.	Jul. 13/33	1,200
1,100	Goldcorp Inc.	Jul. 13/34	3,850
225	Goldcorp Inc.	Oct. 13/31	15,863
700	Goldcorp Inc.	Oct. 13/33	32,900
800	Halliburton Co.	Jul. 13/38	308,000
400	Halliburton Co.	Jul. 13/40	96,000
300	Halliburton Co.	Oct. 13/43	62,550
2,648	Harmony Gold Mining Co. Ltd., ADR	Nov. 13/3	258,180

See accompanying notes to financial statements.

GAMCO Natural Resources, Gold & Income Trust by Gabelli

Schedule of Investments (Continued) — June 30, 2013 (Unaudited)

Number of Contracts		Expiration Date/ Exercise Price	Market Value
	OPTIONS CONTRACTS WRITTEN (d) (Continued)
	Call Options Written (Continued)
883	Harmony Gold Mining Co. Ltd., ADR	Nov. 13/4	$41,943
200	Ingredion Inc.	Jul. 13/65	30,000
250	Ingredion Inc.	Jul. 13/70	1,250
900	Intrepid Potash Inc.	Sep. 13/24	6,750
600	Intrepid Potash Inc.	Dec. 13/20	75,000
800	Joy Global Inc.	Jul. 13/70	1,600
2,900	Kinross Gold Corp.	Nov. 13/5	185,600
4,800	Kinross Gold Corp.	Jan. 14/5	340,800
1,000	Kirkland Lake Gold Inc.(g)	Jul. 13/8	9,508
100	Kubota Corp.	Oct. 13/75	50,000
1,500	LDK Solar Co. Ltd., ADR	Sep. 13/2.50	10,500
8,100	Lundin Mining Corp.(g)	Oct. 13/4.50	154,036
100	Monsanto Co.	Jul. 13/97.50	27,500
200	Monsanto Co.	Jul. 13/100	28,600
50	Monsanto Co.	Oct. 13/100	22,350
170	Monsanto Co.	Oct. 13/105	45,560
1,500	Nabors Industries Ltd.	Sep. 13/17	82,500
200	National Oilwell Varco Inc.	Aug. 13/70	45,400
400	National Oilwell Varco Inc.	Aug. 13/72.50	53,600
100	National Oilwell Varco Inc.	Aug. 13/75	6,700
100	National Oilwell Varco Inc.	Nov. 13/77.50	16,200
200	Newmont Mining Corp.	Sep. 13/36	11,000
1,025	Newmont Mining Corp.	Sep. 13/37	42,025
160	Noble Corp.	Sep. 13/40	22,880
400	Noble Corp.	Dec. 13/38	126,000
100	Noble Energy Inc.	Nov. 13/57.50	55,000
324	Occidental Petroleum Corp.	Aug. 13/87.50	140,940
211	Petroleo Brasileiro SA, ADR	Oct. 13/19	1,266
264	Petroleo Brasileiro SA, ADR	Oct. 13/20	1,188
1,900	Potash Corp. of Saskatchewan Inc.	Sep. 13/42	83,600
180	Praxair Inc.	Jul. 13/110	101,700
475	Randgold Resources Ltd., ADR	Dec. 13/90	64,125
1,700	Renesola Ltd., ADR	Oct. 13/2	81,413
100	Rio Tinto plc, ADR	Jul. 13/50	1,000
105	Rio Tinto plc, ADR	Jul. 13/57.50	525
420	Rio Tinto plc, ADR	Jul. 13/60	2,100
200	Rockwood Holdings Inc.	Aug. 13/65	45,500
450	Royal Gold Inc.	Oct. 13/60	25,875
150	Schlumberger Ltd.	Aug. 13/75	17,550
152	Schlumberger Ltd.	Aug. 13/77.50	8,056
140	Schlumberger Ltd.	Aug. 13/80	3,500
183	Schlumberger Ltd.	Aug. 13/82.50	2,196
350	Suncor Energy Inc.	Sep. 13/33	10,500
160	Syngenta AG	Sep. 13/80	35,600
300	Tahoe Resources Inc.(g)	Oct. 13/18	22,820
280	Technip SA(e)	Sep. 13/84	96,217

Number of Contracts		Expiration Date/ Exercise Price	Market Value
200	Teck Resources Ltd., Cl. B	Aug. 13/35	$400
905	The Dow Chemical Co.	Sep. 13/33	118,555
116	The Dow Chemical Co.	Sep. 13/34	9,512
500	The Mosaic Co.	Sep. 13/60	36,500
610	The Mosaic Co.	Sep. 13/62.50	28,670
800	The Williams Companies Inc.	Aug. 13/35	45,600
250	Total SA, ADR	Aug. 13/55	3,750
1,180	Total SA, ADR	Jan. 14/52.50	126,850
250	Transocean Ltd.	Nov. 13/57.50	14,625
1,300	Trina Solar Ltd., ADR	Sep. 13/6	122,200
6,700	USEC Inc.	Jan. 14/1	33,500
300	Valero Energy Corp.	Sep. 13/43	8,100
1,350	Weatherford International Ltd.	Aug. 13/16	19,575
400	Yamana Gold Inc.	Jul. 13/14	1,000
1,500	Yamana Gold Inc.	Sep. 13/13	22,500
1,250	Yamana Gold Inc.	Oct. 13/12	50,000
2,100	Yamana Gold Inc.	Oct. 13/13	52,500

	TOTAL OPTIONS CONTRACTS WRITTEN
	(Premiums received $11,946,849)		$7,275,876

(a)	Securities, or a portion thereof, with a value of $117,714,394 were deposited with the broker as collateral for options written.
(b)	At June 30, 2013, the Fund held an investment in a restricted security amounting to $0 or 0.00% of total investments, which was valued under methods approved by the Board of Trustees as follows:

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	06/30/13 Carrying Value Per Share
20,000	Duluth Metals Ltd., expire 07/31/13	08/19/11	$0	$0.00

(c)	Illiquid security.
(d)	At June 30, 2013, the Fund had entered into over-the-counter Option Contracts Written with Pershing LLC and Morgan Stanley.
(e)	Exercise price denoted in Euros.
(f)	Exercise price denoted in British pence.
(g)	Exercise price denoted in Canadian dollars.
†	Non-income producing security.
ADR	American Depositary Receipt

See accompanying notes to financial statements.

GAMCO Natural Resources, Gold & Income Trust by Gabelli

Schedule of Investments (Continued) — June 30, 2013 (Unaudited)

Geographic Diversification	% of Total Investments	Market Value
Long Positions
North America	70.7%	$166,308,911
Europe	20.7	48,653,294
South Africa	3.2	7,512,811
Asia/Pacific	2.7	6,333,870
Latin America	2.4	5,602,900
Japan	0.3	727,900

Total Investments	100.0%	$235,139,686

Short Positions
North America	(2.9)%	$(6,920,358)
Europe	(0.2)	(355,518)

Total Investments	(3.1)%	$(7,275,876)

See accompanying notes to financial statements.

GAMCO Natural Resources, Gold & Income Trust by Gabelli

Statement of Assets and Liabilities

June 30, 2013 (Unaudited)

Assets:
Investments, at value (cost $371,907,389)	$235,139,686
Deposit at brokers	4,173,320
Dividends and interest receivable	538,751
Deferred offering expense	41,254
Prepaid expenses	3,840

Total Assets	239,896,851

Liabilities:
Call options written (premiums received $11,946,849)	7,275,876
Foreign currency payable to custodian (cost $17)	17
Payable to custodian	1,784,058
Payable for investments purchased	59,094
Payable for investment advisory fees	197,999
Payable for payroll expenses	75,306
Payable for accounting fees	7,500
Other accrued expenses	81,612

Total Liabilities	9,481,462

Net Assets
(applicable to 20,993,457 shares outstanding)	$230,415,389

Net Assets Consist of:
Paid-in capital	$370,183,832
Accumulated net realized loss on investments,written options, and foreign currency transactions	(7,671,586)
Net unrealized depreciation on investments	(136,767,703)
Net unrealized appreciation on written options	4,670,973
Net unrealized depreciation on foreign currency translations	(127)

Net Assets	$230,415,389

Net Asset Value per Common Share:
($230,415,389 ÷ 20,993,457 shares outstanding at $0.001 par value; unlimited number of shares authorized)	$10.98

Statement of Operations

For the Six Months Ended June 30, 2013 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $176,823)	$2,475,445
Interest	5,386

Total Investment Income	2,480,831

Expenses:
Investment advisory fees	1,312,898
Shareholder communications expenses	74,044
Payroll expenses	45,902
Legal and audit fees	42,486
Trustees’ fees	40,479
Accounting fees	22,500
Custodian fees	15,109
Shareholder services fees	9,523
Interest expense	144
Miscellaneous expenses	32,431

Total Expenses	1,595,516

Net Investment Income	885,315

Net Realized and Unrealized Gain/(Loss) on Investments, Written Options, and Foreign Currency:
Net realized loss on investments	(4,775,456)
Net realized gain on written options	11,131,982
Net realized gain on foreign currency transactions	62,095

Net realized gain on investments, written options, and foreign currency transactions	6,418,621

Net change in unrealized appreciation/depreciation:
on investments	(56,010,024)
on written options	3,235,319
on foreign currency translations	(17,704)

Net change in unrealized appreciation/depreciation on investments, written options, and foreign currency translations	(52,792,409)

Net Realized and Unrealized Gain/(Loss) on Investments, Written Options, and Foreign Currency	(46,373,788)

Net Decrease in Net Assets Resulting from Operations	$(45,488,473)

See accompanying notes to financial statements.

GAMCO Natural Resources, Gold & Income Trust by Gabelli

Statement of Changes in Net Assets

	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31, 2012
Operations:
Net investment income	$885,315	$2,259,953
Net realized gain on investments, written options, and foreign currency transactions	6,418,621	13,137,394
Net change in unrealized depreciation on investments, written options, and foreign currency translations	(52,792,409)	(4,136,588)

Net Increase/(Decrease) in Net Assets Resulting from Operations	(45,488,473)	11,260,759

Distributions to Common Shareholders:
Net investment income	(834,120)*	(2,131,170)
Net realized short term gain	(4,573,663)*	(21,741,383)
Net realized long term gain.	—	(913,982)
Return of capital	(10,926,726)*	(10,093,047)

Total Distributions to Common Shareholders	(16,334,509)	(34,879,582)

Fund Share Transactions:
Net increase in net assets from common shares issued upon reinvestment of distributions	1,274,249	3,806,325

Net Increase in Net Assets from Fund Share Transactions	1,274,249	3,806,325

Net Decrease in Net Assets Attributable to Common Shareholders	(60,548,733)	(19,812,498)

Net Assets Attributable to Common Shareholders:
Beginning of period	290,964,122	310,776,620

End of period (including undistributed net investment income of $0 and $0, respectively)	$230,415,389	$290,964,122

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.

See accompanying notes to financial statements.

GAMCO Natural Resources, Gold & Income Trust by Gabelli

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012	Period Ended December 31, 2011(a)
Operating Performance:
Net asset value, beginning of period	$13.93		$15.06	$19.06 (b)

Net investment income	0.04		0.11	0.02
Net realized and unrealized gain/(loss) on investments, written options, and foreign currency transactions	(2.21)		0.44	(2.76)

Total from investment operations	(2.17)		0.55	(2.74)

Distributions to Common Shareholders:
Net investment income	(0.04	)*	(0.10)	(0.05)
Net realized short term gains	—		(1.05)	(0.86)
Net realized long term gains	(0.22	)*	(0.04)	—
Return of capital	(0.52	)*	(0.49)	(0.35)

Total distributions to common shareholders	(0.78)		(1.68)	(1.26)

Fund Share Transactions:
Increase/(Decrease) in net asset value from common share transactions	(0.00	)(c)	0.00 (c)	0.00 (c)

Net Asset Value, End of Period	$10.98		$13.93	$15.06

NAV total return†	(16.21)%		3.90%	(15.00)%

Market value, end of period	$10.45		$13.69	$13.44

Investment total return††	(18.69)%		14.25%	(27.46)%

Ratios to Average Net Assets and Supplemental Data:
Net assets, end of period (in 000’s)	$230,415		$290,964	$310,777
Ratio of net investment income to average net assets	0.67	%(d)	0.75%	0.10%
Ratio of operating expenses to average net assets	1.21	%(d)	1.17%	1.17%
Portfolio turnover rate	1.3%		51.6%	37.5%

†

Based on net asset value per share, adjusted for reinvestment of distributions at the net asset value per share on the ex-dividend dates. Total return for a period of less than one year is not annualized.

††	Based on market value per share, adjusted for reinvestment of distributions at prices determined under the Fund’s dividend reinvestment plan.
†††	Not Annualized.
*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.
**	Based on net asset value per share at commencement of operations of $19.06 per share, adjusted for reinvestment of distributions at the net asset value per share on the ex-dividend dates.
***	Based on market value per share at initial public offering of $20.00 per share, adjusted for reinvestment of distributions at prices determined under the Fund’s dividend reinvestment plan.
(a)	The Fund commenced investment operations on January 27, 2011.
(b)	The beginning of period NAV reflects a $0.04 reduction of costs associated with the initial public offering.
(c)	Amount represents less than $0.005 per share.
(d)	Annualized.

See accompanying notes to financial statements.

GAMCO Natural Resources, Gold & Income Trust by Gabelli

Notes to Financial Statements (Unaudited)

1. Organization. The GAMCO Natural Resources, Gold & Income Trust by Gabelli (the “Fund”) is a non-diversified closed-end management investment company organized as a Delaware statutory trust on June 26, 2008 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Investment operations commenced on January 27, 2011.

The Fund’s primary investment objective is to provide a high level of current income from interest, dividends, and option premiums. The Fund’s secondary investment objective is to seek capital appreciation consistent with the Fund’s strategy and its primary objective. The Fund will attempt to achieve its objectives, under normal market conditions, by investing at least 80% of its assets in equity securities of companies principally engaged in the natural resources and gold industries. As part of its investment strategy, the Fund intends to generate current income from short term gains through an option strategy of writing (selling) covered call options of the equity securities in its portfolio. The Fund may invest in the securities of companies located anywhere in the world.

2. Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

GAMCO Natural Resources, Gold & Income Trust by Gabelli

Notes to Financial Statements (Unaudited) (Continued)

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

—	Level 1 — quoted prices in active markets for identical securities;

—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

—	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of June 30, 2013 is as follows:

	Valuation Inputs
	Level 1	Level 2 Other Significant	Level 3 Other Significant	Total Market Value
	Quoted Prices	Observable Inputs	Unobservable Inputs	at 6/30/13
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Metals and Mining	$ 76,704,748	$ 2,225,450	—	$ 78,930,198
Other Industries (a)	156,209,488	—	—	156,209,488

Total Common Stocks	232,914,236	2,225,450	—	235,139,686

Warrants:
Metals and Mining	—	—	$ 0	$ 0

TOTAL INVESTMENTS IN SECURITIES – ASSETS	$232,914,236	$ 2,225,450	$ 0	$235,139,686

INVESTMENTS IN SECURITIES:
LIABILITIES (Market Value):
EQUITY CONTRACTS:
Call Options Written	$ (3,820,667)	$(3,455,209)	—	$ (7,275,876)

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have transfers between Level 1 and Level 2 during the six months ended June 30, 2013. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

GAMCO Natural Resources, Gold & Income Trust by Gabelli

Notes to Financial Statements (Unaudited) (Continued)

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

Collateral requirements differ by type of derivative. Collateral requirements are set by the broker or exchange clearing house for exchange traded derivatives, while collateral terms are contract specific for derivatives traded over-the-counter. Securities pledged to cover obligations of the Fund under derivative contracts are noted in the Schedule of Investments. Cash collateral, if any, pledged for the same purpose will be reported separately in the Statement of Assets and Liabilities.

GAMCO Natural Resources, Gold & Income Trust by Gabelli

Notes to Financial Statements (Unaudited) (Continued)

The Fund’s policy with respect to offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

The Fund’s derivative contracts held at June 30, 2013, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Swap Agreements. The Fund may enter into equity contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an equity contract for difference swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short term interest rates and the returns on the Fund’s portfolio securities at the time an equity contract for difference swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction.

Unrealized gains related to swaps are reported as an asset and unrealized losses are reported as a liability in the Statement of Assets and Liabilities. The change in value of swaps, including the accrual of periodic amounts of interest to be received or paid on swaps, is reported as unrealized gain or loss in the Statement of Operations. A realized gain or loss is recorded upon receipt or payment of a periodic payment or termination of swap agreements. During the six months ended June 30, 2013, the Fund held no investments in equity contract for difference swap agreements.

Options. The Fund may purchase or write call or put options on securities or indices for the purpose of increasing the income of the Fund. The Fund primarily writes covered call or put options. As a writer of put options, the Fund receives a premium at the outset and then bears the risk of unfavorable changes in the price of the financial instrument underlying the option. The Fund would incur a loss if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. The Fund would realize a gain, to the extent of the premium, if the price of the financial instrument increases between those dates. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security.

As a purchaser of put options, the Fund pays a premium for the right to sell to the seller of the put option the underlying security at a specified price. The seller of the put has the obligation to purchase the underlying security upon exercise at the exercise price. If the price of the underlying security declines, the Fund would realize a gain upon sale or exercise. If the price of the underlying security increases or stays the same, the Fund would realize a loss upon sale or at the expiration date, but only to the extent of the premium paid.

In the case of call options, these exercise prices are referred to as “in-the-money,” “at-the-money,” and “out-of-the-money,” respectively. The Fund may write (a) in-the-money call options when the Adviser expects that the price of the underlying security will remain stable or decline during the option period, (b) at-the-money call

GAMCO Natural Resources, Gold & Income Trust by Gabelli

Notes to Financial Statements (Unaudited) (Continued)

options when the Adviser expects that the price of the underlying security will remain stable, decline, or advance moderately during the option period, and (c) out-of-the-money call options when the Adviser expects that the premiums received from writing the call option will be greater than the appreciation in the price of the underlying security above the exercise price. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. Out-of-the-money, at-the-money, and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions. Option positions at June 30, 2013 are reflected within the Schedule of Investments.

The Fund’s volume of activity in equity options contracts during the six months ended June 30, 2013 had an average monthly market value of approximately $9,526,290. Please refer to Note 4 for option activity during the six months ended June 30, 2013.

At June 30, 2013, the Fund’s derivative liabilities (by type) are as follows:

	Gross Amounts of	Gross Amounts
	Recognized Liabilities	Available for	Net Amounts of
	Presented in the	Offset in the	Liabilities Presented in
	Statement of	Statement of Assets	the Statement of
	Assets and Liabilities	and Liabilities	Assets and Liabilities

Liabilities
Written Options	$7,275,876	—	$7,275,876

The following table presents the Fund’s derivative liabilities by counterparty net of the amount available for offset under a master netting agreement, and net of the related collateral received by the Fund as of June 30, 2013:

		Gross Amounts Not Offset in the Statement of
		Assets and Liabilities
	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Counterparty
Pershing LLC	$6,369,175	$(6,369,175)	—	—
Morgan Stanley	906,701	(906,701)	—	—
Total	$7,275,876	$(7,275,876)	—	—

As of June 30, 2013, the value of equity option positions can be found in the Statement of Assets and Liabilities under Liabilities, Call options written. For the six months ended June 30, 2013, the effect of equity option positions can be found in the Statement of Operations under Net Realized and Unrealized Gain/(Loss) on Investments, Written Options, and Foreign Currency, Net realized gain on written options and Net change in unrealized appreciation/depreciation on written options.

Limitations on the Purchase and Sale of Futures Contracts, Certain Options, and Swaps. Subject to the guidelines of the Board, the Fund may engage in “commodity interest” transactions (generally, transactions in futures, certain options, certain currency transactions, and certain types of swaps) only for bona fide hedging or other permissible transactions in accordance with the rules and regulations of the Commodity Futures Trading

GAMCO Natural Resources, Gold & Income Trust by Gabelli

Notes to Financial Statements (Unaudited) (Continued)

Commission (“CFTC”). Pursuant to amendments by the CFTC to Rule 4.5 under the Commodity Exchange Act (“CEA”), the Adviser has filed a notice of exemption from registration as a “commodity pool operator” with respect to the Fund. The Fund and the Adviser are therefore not subject to registration or regulation as a commodity pool operator under the CEA. Due to the recent amendments to Rule 4.5 under the CEA, certain trading restrictions are now applicable to the Fund as of January 1, 2013. These trading restrictions permit the Fund to engage in commodity interest transactions that include (i) “bona fide hedging” transactions, as that term is defined and interpreted by the CFTC and its staff, without regard to the percentage of the Fund’s assets committed to margin and options premiums and (ii) non-bona fide hedging transactions, provided that the Fund does not enter into such non-bona fide hedging transactions if, immediately thereafter, either (a) the sum of the amount of initial margin deposits on the Fund’s existing futures positions or swaps positions and option or swaption premiums would exceed 5% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions, or (b) the aggregate net notional value of the Fund’s commodity interest transactions would not exceed 100% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions. Therefore, in order to claim the Rule 4.5 exemption, the Fund is limited in its ability to invest in commodity futures, options, and certain types of swaps (including securities futures, broad based stock index futures, and financial futures contracts). As a result, in the future, the Fund will be more limited in its ability to use these instruments than in the past, and these limitations may have a negative impact on the ability of the Adviser to manage the Fund, and on the Fund’s performance.

Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. At June 30, 2013, there were no short sales outstanding.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

GAMCO Natural Resources, Gold & Income Trust by Gabelli

Notes to Financial Statements (Unaudited) (Continued)

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Custodian Fee Credits and Interest Expense. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.” When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 110% of the 90 day Treasury Bill rate on outstanding balances. This amount, if any, would be included in the Statement of Operations.

Distributions to Shareholders. Distributions to common shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the year ended December 31, 2012 was as follows:

Distributions paid from:
Ordinary income (inclusive of short term capital gains)	$23,872,553
Net long term capital gains	913,982
Return of capital	10,093,047

Total distributions paid	$34,879,582

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

GAMCO Natural Resources, Gold & Income Trust by Gabelli

Notes to Financial Statements (Unaudited) (Continued)

As of December 31, 2012, the components of accumulated earnings/losses on a tax basis were as follows:

Net unrealized depreciation on investments, written options, and foreign currency translations	$(84,833,465)
Qualified late year loss deferral*	(4,038,722)

Total	$(88,872,187)

*

Under the current law, qualified late year losses realized after October 31 and prior to the Fund’s year end may be elected as occurring on the first day of the following year. For the year ended December 31, 2012, the Fund elected to defer $4,038,722 of late year long term capital losses.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward for an unlimited period capital losses incurred. As a result of the rule, post-enactment capital losses that are carried forward will retain their character as either short term or long term capital losses rather than being considered all short term as under previous law.

The following summarizes the tax cost of investments, written options, and the related net unrealized appreciation/depreciation at June 30, 2013:

				Net
		Gross	Gross	Unrealized
	Cost/	Unrealized	Unrealized	Appreciation/
	Premiums	Appreciation	Depreciation	Depreciation
Investments	$377,959,870	$1,435,562	$(144,255,746)	$(142,820,184)
Written options	(11,946,849)	5,656,241	(985,268)	4,670,973

		$7,091,803	$(145,241,014)	$(138,149,211)

The Fund is required to evaluate tax positions expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2013, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2013, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The tax years ended December 31, 2011 and December 31, 2012 remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Agreements and Transactions with Affiliates. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed weekly and paid monthly, equal on an annual basis to 1.00% of the value of the Fund’s average weekly net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio and oversees the administration of all aspects of the Fund’s business and affairs.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the six months ended June 30, 2013, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund’s NAV.

GAMCO Natural Resources, Gold & Income Trust by Gabelli

Notes to Financial Statements (Unaudited) (Continued)

As per the approval of the Board, the Fund compensates officers of the Fund, who are employed by the Fund and are not employed by the Adviser (although the officers may receive incentive based variable compensation from affiliates of the Adviser). For the six months ended June 30, 2013, the Fund paid or accrued $45,902 in payroll expenses in the Statement of Operations.

The Fund pays each Trustee who is not considered an affiliated person an annual retainer of $3,000 plus $1,000 for each Board meeting attended. Each Trustee is reimbursed by the Fund for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended, the Audit Committee Chairman receives an annual fee of $3,000, the Nominating Committee Chairman and the Lead Trustee each receive an annual fee of $2,000. A Trustee may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2013, other than short term securities and U.S. Government obligations, aggregated $77,962,138 and $3,453,728, respectively.

Written options activity for the Fund for the six months ended June 30, 2013 was as follows:

	Number of
	Contracts	Premiums
Options outstanding at December 31, 2012	94,983	$10,695,860
Options written	357,321	21,813,745
Options repurchased	(119,610)	(10,390,457)
Options expired	(226,569)	(7,546,114)
Options exercised	(10,068)	(2,626,185)

Options outstanding at June 30, 2013	96,057	$11,946,849

5. Capital. The Fund is authorized to issue an unlimited number of common shares of beneficial interest (par value $0.001). The Board has authorized the repurchase of its shares in the open market when the shares are trading at a discount of 10.0% or more (or such other percentage as the Board may determine from time to time) from the NAV of the shares. During the six months ended June 30, 2013 and the year ended December 31, 2012, the Fund did not repurchase any shares of beneficial interest.

Transactions in shares of beneficial interest were as follows:

	Six Months Ended
	June 30, 2013		Year Ended
	(Unaudited)		December 31, 2012
	Shares	Amount	Shares	Amount
Shares issued upon reinvestment of distributions	100,414	$1,274,249	259,149	$3,806,325

Net increase	100,414	$1,274,249	259,149	$3,806,325

6. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

GAMCO Natural Resources, Gold & Income Trust by Gabelli

Notes to Financial Statements (Unaudited) (Continued)

7. Other Matters. On April 24, 2008, the Adviser entered into a settlement with the SEC to resolve an inquiry regarding prior frequent trading in shares of the GAMCO Global Growth Fund (the “Global Growth Fund”) by one investor who was banned from the Global Growth Fund in August 2002. Under the terms of the settlement, the Adviser, without admitting or denying the SEC’s findings and allegations, paid $16 million (which included a $5 million civil monetary penalty). On the same day, the SEC filed a civil action in the U.S. District Court for the Southern District of New York against the Executive Vice President and Chief Operating Officer of the Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer, who also is an officer of the Global Growth Fund and other funds in the Gabelli/GAMCO complex, including this Fund, denies the allegations and is continuing in his positions with the Adviser and the funds. The settlement by the Adviser did not have, and the resolution of the action against the officer is not expected to have, a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement.

8. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Certifications

The Fund’s Chief Executive Officer has certified to the New York Stock Exchange (“NYSE”) that, as of June 10, 2013, he was not aware of any violation by the Fund of applicable NYSE corporate governance listing standards. The Fund reports to the SEC on Form N-CSR which contains certifications by the Fund’s principal executive officer and principal financial officer that relate to the Fund’s disclosure in such reports and that are required by Rule 30a-2(a) under the 1940 Act.

GAMCO Natural Resources, Gold & Income Trust by Gabelli

Board Consideration and Re-Approval of Investment Management and Investment Advisory Agreements (Unaudited)

At a recent meeting, the Board of Trustees (“Board”) of the Fund approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the trustees who are not “interested persons” of the Fund (the “Independent Board Members”). The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

Nature, Extent, and Quality of Services. The Independent Board Members considered information regarding the portfolio managers, the depth of the analyst pool available to the Adviser and the portfolio managers, the scope of administrative, shareholder, and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio managers.

Investment Performance. The Independent Board Members reviewed the performance of the Fund over the one year period against a group of arbitrage/options strategies and sector equity closed-end funds prepared from data supplied by Lipper.

Profitability. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser.

Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale. The Independent Board Members noted that the investment management fee schedule for the Fund does not take into account any potential economies of scale that may develop.

Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment management fee, other expenses, and total expenses of the Fund with similar expense ratios of the Lipper peer group of options/arbitrage strategies and sector equity closed-end funds and noted that the Adviser’s management fee includes substantially all administrative services for the Fund as well as investment advisory services. The Independent Board Members noted that the Fund was smaller than average within the peer group and that its expense ratios were lower than the average. The Independent Board Members also noted that the management fee structure was the same as that in effect for most of the Gabelli funds. The Independent Board Members recognized that the Adviser and its affiliates did not manage other accounts with similar strategies that had fees lower than those charged for the Fund.

Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and a reasonable performance record. The Independent Board Members also concluded that the Fund’s expense ratios and the profitability to the Adviser of managing the Fund were reasonable, and that economies of scale were not a significant factor in their thinking. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the Advisory Agreement to the full Board.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based their decision on evaluations of all these factors as a whole and did not consider any one factor as all important or controlling.

AUTOMATIC DIVIDEND REINVESTMENT

AND VOLUNTARY CASH PURCHASE PLANS

Enrollment in the Plan

  It is the policy of GAMCO Natural Resources, Gold & Income Trust by Gabelli to automatically reinvest dividends payable to common shareholders. As a “registered” shareholder you automatically become a participant in the Fund’s Automatic Dividend Reinvestment Plan (the “Plan”). The Plan authorizes the Fund to credit common shares to participants upon an income dividend or a capital gains distribution regardless of whether the shares are trading at a discount or a premium to net asset value. All distributions to shareholders whose shares are registered in their own names will be automatically reinvested pursuant to the Plan in additional shares of the Fund. Plan participants may send their share certificates to American Stock Transfer (“AST”) to be held in their dividend reinvestment account. Registered shareholders wishing to receive their distributions in cash must submit this request in writing to:

GAMCO Natural Resources, Gold & Income Trust by Gabelli

c/o American Stock Transfer

6201 15th Avenue

Brooklyn, NY 11219

  Shareholders requesting this cash election must include the shareholder’s name and address as they appear on the share certificate. Shareholders with additional questions regarding the Plan or requesting a copy of the terms of the Plan, may contact AST at (888) 422-3262.

  If your shares are held in the name of a broker, bank, or nominee, you should contact such institution. If such institution is not participating in the Plan, your account will be credited with a cash dividend. In order to participate in the Plan through such institution, it may be necessary for you to have your shares taken out of “street name” and re-registered in your own name. Once registered in your own name your distributions will be automatically reinvested. Certain brokers participate in the Plan. Shareholders holding shares in “street name” at participating institutions will have dividends automatically reinvested. Shareholders wishing a cash dividend at such institution must contact their broker to make this change.

  The number of common shares distributed to participants in the Plan in lieu of cash dividends is determined in the following manner. Under the Plan, whenever the market price of the Fund’s common shares is equal to or exceeds net asset value at the time shares are valued for purposes of determining the number of shares equivalent to the cash dividends or capital gains distribution, participants are issued common shares valued at the greater of (i) the net asset value as most recently determined or (ii) 95% of the then current market price of the Fund’s common shares. The valuation date is the dividend or distribution payment date or, if that date is not a NYSE Amex trading day, the next trading day. If the net asset value of the common shares at the time of valuation exceeds the market price of the common shares, participants will receive common shares from the Fund valued at market price. If the Fund should declare a dividend or capital gains distribution payable only in cash, AST will buy common shares in the open market, or on the NYSE Amex, or elsewhere, for the participants’ accounts, except that AST will endeavor to terminate purchases in the open market and cause the Fund to issue shares at net asset value if, following the commencement of such purchases, the market value of the common shares exceeds the then current net asset value.

  The automatic reinvestment of dividends and capital gains distributions will not relieve participants of any income tax which may be payable on such distributions. A participant in the Plan will be treated for federal income tax purposes as having received, on a dividend payment date, a dividend or distribution in an amount equal to the cash the participant could have received instead of shares.

Voluntary Cash Purchase Plan

  The Voluntary Cash Purchase Plan is yet another vehicle for our shareholders to increase their investment in the Fund. In order to participate in the Voluntary Cash Purchase Plan, shareholders must have their shares registered in their own name.

  Participants in the Voluntary Cash Purchase Plan have the option of making additional cash payments to AST for investments in the Fund’s common shares at the then current market price. Shareholders may send an amount from $250 to $10,000. AST will use these funds to purchase shares in the open market on or about the 1st and 15th of each month. AST will charge each shareholder who participates a pro rata share of the brokerage commissions. Brokerage charges for such purchases are expected to be less than the usual brokerage charge for such transactions. It is suggested that any voluntary cash payments be sent to American Stock Transfer, 6201 15th Avenue, Brooklyn, NY 11219 such that AST receives such payments approximately 10 days before the investment date. Funds not received at least five days before the investment date shall be held for investment until the next purchase date. A payment may be withdrawn without charge if notice is received by AST at least 48 hours before such payment is to be invested.

  Shareholders wishing to liquidate shares held at AST must do so in writing or by telephone. Please submit your request to the above mentioned address or telephone number. Include in your request your name, address, and account number. The cost to liquidate shares is $1.00 per transaction as well as the brokerage commission incurred. Brokerage charges are expected to be less than the usual brokerage charge for such transactions.

  For more information regarding the Automatic Dividend Reinvestment Plan and Voluntary Cash Purchase Plan, brochures are available by calling (914) 921-5070 or by writing directly to the Fund.

  The Fund reserves the right to amend or terminate the Plan as applied to any voluntary cash payments made and any dividend or distribution paid subsequent to written notice of the change sent to the members of the Plan at least 90 days before the record date for such dividend or distribution. The Plan also may be amended or terminated by AST on at least 90 days written notice to participants in the Plan.

GAMCO NATURAL RESOURCES, GOLD & INCOME TRUST by Gabelli

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Christopher J. Marangi joined G.research, Inc. in 2003 as a research analyst and currently leads the digital research sector team. He also serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Funds Complex. Mr. Marangi graduated magna cum laude and Phi Beta Kappa with a BA in Political Economy from Williams College, and holds an MBA with honors from Columbia Business School.

Kevin V. Dreyer joined G.research, Inc. in 2005 as a research analyst covering companies within the consumer sector. Mr. Dreyer now leads the consumer and healthcare and wellness sector teams. He also serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Funds Complex. Mr. Dreyer received a BSE from the University of Pennsylvania and an MBA from Columbia Business School.

Caesar M. P. Bryan joined GAMCO Asset Management in 1994. He is a member of the global investment team of Gabelli Funds, LLC and portfolio manager of several funds within the Gabelli/GAMCO Funds Complex. Prior to joining Gabelli, Mr. Bryan was a portfolio manager at Lexington Management. He began his investment career in 1979 at Samuel Montagu Company, the London based merchant bank. Mr. Bryan graduated from the University of Southampton in England with a Bachelor of Law, and is a member of the English Bar.

Vincent Hugonnard-Roche joined GAMCO Investors, Inc. in 2000. He is Director of Quantitative Strategies, head of the Gabelli Risk Management Group, and serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Funds Complex. He received a Master’s degree in Mathematics of Decision Making from EISITI, France and an MS in Finance from ESSEC, France.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “Specialized Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “Specialized Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGNTX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may from time to time purchase its common shares in the open market when the Fund’s shares are trading at a discount of 10% or more from the net asset value of the shares.

GAMCO NATURAL RESOURCES, GOLD

& INCOME TRUST BY GABELLI

One Corporate Center

Rye, NY 10580-1422

t	800-GABELLI (800-422-3554)

f	914-921-5118

e	info@gabelli.com

GABELLI.com

TRUSTEES

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

James P. Conn

Former Managing Director &

Chief Investment Officer,

Financial Security Assurance

Holdings Ltd.

Mario d’Urso

Former Italian Senator

Vincent D. Enright

Former Senior Vice President &

Chief Financial Officer,

KeySpan Corp.

Frank J. Fahrenkopf, Jr.

Former President &

Chief Executive Officer,

American Gaming Association

William F. Heitmann

Former Senior Vice President

of Finance,

Verizon Communications, Inc.

Michael J. Melarkey

Partner,

Avansino, Melarkey, Knobel,

Mulligan & McKenzie

Kuni Nakamura

President,

Advanced Polymer, Inc.

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President &

Acting Chief Compliance Officer

Agnes Mullady

Treasurer & Secretary

Carter W. Austin

Vice President

Molly A.F. Marion

Vice President & Ombudsman

David I. Schachter

Vice President & Ombudsman

INVESTMENT ADVISER

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

CUSTODIAN

The Bank of New York Mellon

COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

TRANSFER AGENT AND

REGISTRAR

American Stock Transfer and

Trust Company

GNT Q2/2013

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

REGISTRANT PURCHASES OF EQUITY SECURITIES

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Month #1 01/01/13 through 01/31/13	Common – N/A Preferred – N/A	Common – N/A Preferred – N/A	Common – N/A Preferred – N/A	Common – 20,913,300 Preferred – N/A
Month #2 02/01/13 through 02/28/13	Common – N/A Preferred – N/A	Common – N/A Preferred – N/A	Common – N/A Preferred – N/A	Common – 20,934,273 Preferred – N/A
Month #3 03/01/13 through 03/31/13	Common – N/A Preferred – N/A	Common – N/A Preferred – N/A	Common – N/A Preferred – N/A	Common – 20,955,623 Preferred – N/A
Month #4 04/01/13 through 04/30/13	Common – N/A Preferred – N/A	Common – N/A Preferred – N/A	Common – N/A Preferred – N/A	Common – 20,974,442 Preferred – N/A
Month #5 05/01/13 through 05/31/13	Common – N/A Preferred – N/A	Common – N/A Preferred – N/A	Common – N/A Preferred – N/A	Common – 20,993,457 Preferred – N/A
Month #6 06/01/13 through 06/30/13	Common – N/A Preferred – N/A	Common – N/A Preferred – N/A	Common – N/A Preferred – N/A	Common – 20,993,457 Preferred – N/A
Total	Common – N/A Preferred – N/A	Common – N/A Preferred – N/A	Common – N/A Preferred – N/A	N/A

Footnote columns (c) and (d) of the table, by disclosing the following information in the aggregate for all plans or programs publicly announced:

a.

The date each plan or program was announced – The notice of the potential repurchase of common and preferred shares occurs quarterly in the Fund’s quarterly report in accordance with Section 23(c) of the Investment Company Act of 1940, as amended.

b.

The dollar amount (or share or unit amount) approved – Any or all common shares outstanding may be repurchased when the Fund’s common shares are trading at a discount of 10% or more from the net asset value of the shares.

Any or all preferred shares outstanding may be repurchased when the Fund’s preferred shares are trading at a discount to the liquidation value of $25.00.

c.	The expiration date (if any) of each plan or program – The Fund’s repurchase plans are ongoing.

d.	Each plan or program that has expired during the period covered by the table – The Fund’s repurchase plans are ongoing.

e.	Each plan or program the registrant has determined to terminate prior to expiration, or under which the registrant does not intend to make further purchases. – The Fund’s repurchase plans are ongoing.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GAMCO Natural Resources, Gold & Income Trust by Gabelli

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	9/6/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	9/6/13

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date	9/6/13

* Print the name and title of each signing officer under his or her signature.